DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND ACCOUNTING POLICIES - OREO and Other Repossessed Assets (Details)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Past due period for repossession	60 days